TAXATION (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
Weighted average statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments (as a percent)		(33.00%)	(14.00%)
Tax effect of non-deductible expenses (as a percent)	(2.00%)	5.00%	3.00%
Tax effect of non-taxable income (as a percent)		(1.00%)	(1.00%)
Tax effect of tax-exempt entities (as a percent)	(2.00%)	9.00%	7.00%
Previous years unrecognized tax effect (as a percent)	(2.00%)
Changes in valuation allowance (as a percent)	(16.00%)	17.00%	(2.00%)
Effective tax rates (as a percent)	3.00%	22.00%	18.00%
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits, beginning of year	20,675	16,690	11,913
Increases related to current tax positions	3,271	3,985	4,777
Unrecognized tax benefits, end of year	23,946	20,675	16,690
Maximum term to clawback underpaid tax plus penalties and interest for PRC entities' tax filings	5 years